INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Summary financial information of associates: (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	$ 1,033,052,781	$ 1,013,195,740	$ 981,771,027
Non-current assets	2,387,352,637	2,277,908,533	1,939,749,862
Total assets	3,420,405,418	3,291,104,273	2,921,520,889
Current liabilities	730,412,517	906,143,994	692,871,296
Non-current liabilities	1,493,439,053	1,370,563,259	1,307,664,179
Total liabilities	2,223,851,570	2,276,707,253	2,000,535,475
Total Equity	1,196,553,848	1,014,397,020	920,985,414	$ 883,402,652
Revenues from ordinary activities	3,344,835,851	3,224,233,005	2,618,437,052
Other comprehensive income	(52,898,172)	(31,955,107)	(21,166,027)
Total Comprehensive Income	217,579,243	202,689,018	$ 153,345,460
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	72,167,490	60,901,350
Non-current assets	51,832,845	54,211,400
Total assets	124,000,335	115,112,750
Current liabilities	62,749,655	44,173,639
Non-current liabilities	18,194,015	28,451,254
Total liabilities	80,943,670	72,624,893
Total Equity	43,056,665	42,487,857
Revenues from ordinary activities	98,798,530	90,421,340
Earnings/Net income before taxes	2,722,024	4,035,917
Earnings/Net income after taxes	2,132,919	3,315,123
Total Comprehensive Income	2,132,919	3,315,123
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	50,064,605	70,383,020
Non-current assets	141,566,318	96,984,310
Total assets	191,630,923	167,367,330
Current liabilities	30,877,411	21,500,843
Non-current liabilities	89,216,055	83,198,656
Total liabilities	120,093,466	104,699,499
Total Equity	71,537,457	62,667,831
Revenues from ordinary activities	64,366,387	86,359,384
Earnings/Net income before taxes	(21,656,078)	36,745,257
Earnings/Net income after taxes	5,278,680	9,742,049
Other comprehensive income		(3,129,495)
Total Comprehensive Income	14,109,154	6,612,554
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets		582,815
Non-current assets	4,217,622	3,963,771
Total assets	4,217,622	4,546,586
Current liabilities		582,815
Total liabilities		582,815
Total Equity	4,217,622	3,963,771
Revenues from ordinary activities	295,705	281,868
Earnings/Net income before taxes	269,415	281,868
Earnings/Net income after taxes	269,415	281,868
Total Comprehensive Income	269,415	281,868
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	22,489	21,952
Non-current assets	312,253	306,906
Total assets	334,742	328,858
Current liabilities	202,875	198,025
Total liabilities	202,875	198,025
Total Equity	131,867	130,833
Earnings/Net income before taxes	(1,990)	(1,942)
Earnings/Net income after taxes	(1,990)	(1,942)
Other comprehensive income		129,557
Total Comprehensive Income	128,570	127,615
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	96,906,836	85,684,185
Non-current assets	36,590,434	41,030,182
Total assets	133,497,270	126,714,367
Current liabilities	15,584,247	20,083,787
Non-current liabilities	14,401,812	16,628,702
Total liabilities	29,986,059	36,712,489
Total Equity	103,511,211	90,001,878
Revenues from ordinary activities	91,399,044	74,385,141
Earnings/Net income before taxes	15,678,822	572,537
Earnings/Net income after taxes	11,146,912	(1,875,672)
Other comprehensive income		(92,311,743)
Total Comprehensive Income	(95,674,778)	(94,187,415)
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets		13,483,450
Non-current assets		73,608,982
Total assets		87,092,432
Current liabilities		6,033,729
Total liabilities		6,033,729
Total Equity		81,058,703
Revenues from ordinary activities		31,221,732
Earnings/Net income before taxes		(2,026,410)
Earnings/Net income after taxes		739,916
Total Comprehensive Income		$ 739,916
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	17,614,937
Non-current assets	64,483,616
Total assets	82,098,553
Current liabilities	4,805,485
Non-current liabilities	51,181
Total liabilities	4,856,666
Total Equity	77,241,887
Revenues from ordinary activities	32,188,143
Earnings/Net income before taxes	(4,606,255)
Earnings/Net income after taxes	(4,686,412)
Total Comprehensive Income	$ (4,686,412)